Other income, net, operating and Other expense (income), net (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Other Income and Expenses [Abstract]
Royalty income	$ (7)	$ (7)	$ (100)	$ (39)	$ (89)
(Gain)/loss on disposal of fixed assets	(9)	2
Other	(1)	0	(4)	(23)	(12)
Other (income) expense, net, operating (Note 10)	(17)	(5)	3,871	(23)	15	$ 3,871
Currency losses on transactions	16	(7)		42	20	40
Other	15	6		4	25	3
Total Other expense (income), net	$ 31	$ (1)	$ 37	$ 38	$ (5)	$ 37